WRL LETTERHEAD

                                   May 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Western Reserve Life Assurance Co. of Ohio
            WRL Series Annuity Account
            WRL Freedom Bellwether

            File No. 33-49550

Dear Commissioners:

      On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 22, 1997 via EDGAR.

                                    Sincerely,

                                    /s/ PRISCILLA I. HECHLER
                                    ------------------------
                                    Priscilla I. Hechler
                                    Assistant Vice President
                                    and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Stephen E. Roth, Esq.
    Mary Jane Wilson-Bilik, Esq.